Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	$ 164.6	₨ 12,476.8	₨ 6,513.7	₨ 8,330.5
Allowances made during the year	172.6	13,075.9	9,579.4	6,602.1
Written off	(98.7)	(7,478.4)	(3,616.3)	(8,418.9)
Balance at the end	$ 238.5	₨ 18,074.3	₨ 12,476.8	₨ 6,513.7